Related parties	9 Months Ended
Sep. 30, 2023
Related parties
Related parties

30.Related parties

The balances with associated companies and joint ventures as of September 30, 2023 (unaudited), and December 31, 2022 are as follows:

	Accounts	Loans	Other	Accounts	Loans	Other
	receivable	receivable	assets	payable	payable	liabilities
Joint ventures
Equion Energía Limited	—	—	108	2,029	715,020	1,828
Ecodiesel Colombia S.A.	3,682	—	—	50,360	—	101
Interligação Elétrica do Madeira S.A.	42,226	—	—	—	—	—
Interligação Elétrica Garanhuns S.A.	11,034	38	—	—	—	—
Interligação Elétrica Paraguaçu S.A.	—	25	—	—	—	—
Interligação Elétrica Aimorés S.A.	—	25	—	—	—	—
Interligação Elétrica Ivaí S.A.	—	544	—	—	—	—
Derivex S.A.	—	335	—	—	—	—
Conexión Kimal Lo Aguirre S.A.	—	129,978	—	—	—	—
Associates
Gases del Caribe S.A. E.S.P.	78,617	—	—	—	—	—
Gas Natural del Oriente S.A. E.S.P.	4,735	—	—	6,343	—	—
Gases de la Guajira S.A. E.S.P.	879	—	—	—	—	—
Extrucol S.A.	721	—	—	753	—	—
E2 Energía Eficiente S.A. E.S.P.	10,029	—	—	62	—	—
Balance as of September 30, 2023 (unaudited)	151,923	130,945	108	59,547	715,020	1,929
Current	151,923	639	108	59,547	715,020	1,929
Non-current	—	130,306	—	—	—	—
	151,923	130,945	108	59,547	715,020	1,929
	(Note 7)	(Note 7)	(Note 11)	(Note 20)	(Note 19)

	Accounts	Loans	Other	Accounts	Loans	Other
	receivable	receivable	assets	payable	payable	liabilities
Joint ventures
Equion Energía Limited (1)	127	—	1,087	2,004	815,056	2,698
Ecodiesel Colombia S.A.	13,155	—	—	53,821	—	3
Interligação Elétrica do Madeira S.A.	89,505	—	—	—	—	—
Interligação Elétrica Garanhuns S.A.	—	40	—	—	—	—
Interligação Elétrica Ivaí S.A.	—	182	—	—	—	—
Derivex S.A.	—	335	—	—	—	—
Associates
Gas Natural del Oriente S.A. E.S.P.	—	—	—	7,048	—	—
Extrucol S.A.	2	—	—	854	—	—
E2 Energía Eficiente S.A. E.S.P.	7,397	—	—	4,152	—	—
Balance as of December 31, 2022	110,186	557	1,087	67,879	815,056	2,701
Current	110,186	222	1,087	67,879	815,056	2,701
Non-current	—	335	—	—	—	—
	110,186	557	1,087	67,879	815,056	2,701
	(Note 7)	(Note 7)	(Note 11)	(Note 20)	(Note 19)

Loans payable:

(1)	Deposits held by Equion in Ecopetrol Capital AG.

The main transactions with related parties for the periods ended September 30, are detailed as follows:

	2023		2022
		Purchases of		Purchases of
	Sales and	product and	Sales and	product and
	services	other	services	other

	(Unaudited)		(Unaudited)
Joint ventures
Equion Energía Limited	698	30,447	430	15,423
Ecodiesel Colombia S.A.	17,957	414,075	13,993	468,589
	18,655	444,522	14,423	484,012
Associates
Gas Natural del Oriente S.A. E.S.P.	—	28,906	—	26,783
Extrucol S.A.	—	—	10	2,222
E2 Energía Eficiente S.A. E.S.P.	12	2,932	65,137	2,202
Serviport S.A.	68,471	2,615	—	—
	68,483	34,453	65,147	31,207
	87,138	478,975	79,570	515,219